Capital Structure Management (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) tranche	Dec. 31, 2018 EUR (€) tranche	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2015 EUR (€)
Capital structure Management
Equity		€ 28,877	€ 25,515	€ 26,383	€ 25,573	€ 23,285
Equity as a percent of total equity and liabilities		56.00%	60.00%
Equity - percentage change over prior period	13.00%	13.00%
Current liabilities		€ 10,481	€ 10,210
Current liabilities as a percent of total equity and liabilities		20.00%	24.00%
Current liabilities - percentage change over prior period	3.00%	3.00%
Non-current liabilities		€ 12,133	€ 6,759
Noncurrent liabilities as a percent of total equity and liabilities		24.00%	16.00%
Noncurrent liabilities - percentage change over prior period	80.00%	80.00%
Liabilities		€ 22,614	€ 16,969
Liabilities as a percent of total equity and liabilities		44.00%	40.00%
Liabilities - percentage change over prior period	33.00%	33.00%
Thereof financial debt		€ 11,343	€ 6,311	7,878
Total equity and liabilities		€ 51,491	€ 42,484
Total equity and liabilities as a percent of total equity and liabilities		100.00%	100.00%
Total equity and liabilities - percentage change over prior period	21.00%	21.00%
Total financial debt percentage point increase over prior period	7.00%	7.00%
Repayment of borrowings		€ 1,407	€ 1,391	1,800
Proceeds from borrowings		6,368	27	443
Financial debt (nominal volume)
Capital structure Management
Thereof financial debt		€ 11,331	€ 6,264	€ 7,826
Thereof financial debt as a percent of total equity and liabilities		22.00%	15.00%
Thereof financial debt - percentage change over prior period	81.00%	81.00%
Eurobond
Capital structure Management
Repayment of borrowings		€ 1,150
Number of tranches | tranche	5	5
Nominal value of debt instrument		€ 4,500
Eurobond | Lowest
Capital structure Management
Borrowings term (in years)	2 years	2 years
Eurobond | Highest
Capital structure Management
Borrowings term (in years)	12 years	12 years
Private placements
Capital structure Management
Repayment of borrowings | $	$ 150
USD bond
Capital structure Management
Proceeds from borrowings | $	$ 300
Number of tranches | tranche	3	3
Nominal value of debt instrument		€ 1,500